Derivative Liabilities	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 12– Derivative Liabilities

Notes that are convertible at a discount to market are considered embedded derivatives.

Under Financial Accounting Standard Board (“FASB”), U.S. GAAP, Accounting Standards Codification, “Derivatives and Hedging”, ASC Topic 815 (“ASC 815”) requires that all derivative financial instruments be recorded on the balance sheet at fair value. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market-based pricing models incorporating readily observable market data and requiring judgment and estimates.

The Company’s convertible note has been evaluated with respect to the terms and conditions of the conversion features contained in the note to determine whether they represent embedded or freestanding derivative instruments under the provisions of ASC 815. The Company determined that the conversion features contained in the notes totaled $1,575,083 and represent a freestanding derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Lattice Model at the inception date of the note and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion.

The Convertible Note derivatives were valued as of December 31, 2020, at issuance, at conversion and at December 31, 2021 as set forth in the table below.

Derivative liabilities as of December 31, 2020	$517,366
Initial derivative liabilities at new note issuance	7,209,723
Initial loss	(0)
Conversion	(1,116,124)
Mark to market changes	(2,469,693)

Derivative liabilities as of December 31, 2021	$4,141,272

As of December 31, 2021, the Company had derivative liabilities of $4,141,272, and recorded changes in derivative liabilities in the amount of $1,171,028 during the year ended December 31, 2021.

The following assumptions were used for the valuation of the derivative liability related to the Notes:

-	The stock price would fluctuate with the Company’s projected volatility;
-	The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note ranged from 116% through 206% at issuance, conversion, and quarters ends;
-	The Company would not redeem the notes;
-	An event of default adjusting the interest rate would occur initially 0% of the time for all notes with increases 1% per month to a maximum of 10% with the corresponding penalty;
-	The Company would raise capital quarterly at market, which could trigger a reset event; and
-	The Holder would convert the note monthly if the Company was not in default.

The following assumptions were used for the valuation of the warrant derivative liability related to the Notes:

-	The stock price would fluctuate with the Company’s projected volatility;
-	The projected volatility curve from an annualized analysis for each valuation period was based on the historical volatility of the Company and the term remaining for each note ranged from 166% through 166.9% at issuance, conversion, and quarters ends.
-	The Warrants with the fixed $0.20, $0.35, and $0.50 exercise prices are subject to full ratchet reset provisions;
-	The Company would raise capital quarterly at market, which could trigger a reset event;
-	The cash flows are discounted to net present values using risk free rates; discount rates were based on risk free rates in effect based on the remaining term.
-	The occurrence of a fundamental transaction by a public company was estimated at 2.5% after 2.5 years and 5% prior to maturity; and
-	The Holder would hold the warrant to maturity (5-year terms) at which point it could exercise the warrant if the warrant were in the money.